Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 225,537	€ 181,364
Interbank balances (w/o central banks)	8,681	10,996
Central bank funds sold and securities purchased under resale agreements	9,216	15,756
Securities borrowed	16,710	20,081
Financial assets at fair value through profit or loss	623,075	725,099
Financial assets available for sale	9,882	9,211
Equity method investments	0	0
Loans	113,190	115,673
Securities held to maturity	0	0
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	95,383	118,246
Assets for current tax	840	1,329
Total assets before deferred tax assets	1,102,514	1,197,755
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	118	0
Interbank balances (w/o central banks)	585	610
Central bank funds sold and securities purchased under resale agreements	755	531
Securities borrowed	22	0
Financial assets at fair value through profit or loss	13,895	18,682
Financial assets available for sale	39,514	47,016
Equity method investments	866	1,027
Loans	288,510	293,236
Securities held to maturity	3,170	3,206
Property and equipment	2,663	2,804
Goodwill and other intangible assets	8,839	8,982
Other assets	6,108	7,799
Assets for current tax	375	230
Total assets before deferred tax assets	365,419	384,124
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	225,655	181,364
Interbank balances (w/o central banks)	9,265	11,606
Central bank funds sold and securities purchased under resale agreements	9,971	16,287
Securities borrowed	16,732	20,081
Financial assets at fair value through profit or loss	636,970	743,781
Financial assets available for sale	49,397	56,228
Equity method investments	866	1,027
Loans	401,699	408,909
Securities held to maturity	3,170	3,206
Property and equipment	2,663	2,804
Goodwill and other intangible assets	8,839	8,982
Other assets	101,491	126,045
Assets for current tax	1,215	1,559
Total assets before deferred tax assets	1,467,933	1,581,880
Deferred tax assets	6,799	8,666
Total assets	€ 1,474,732	€ 1,590,546